SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC 855 "Subsequent Events," Company management reviewed all material events through the date this report was issued, and the following subsequent events took place.

The Effects of COVID-19

The World Health Organization (WHO) declared the coronavirus outbreak a pandemic on January 30, 2020. Since the outbreak in China in December 2019, COVID-19 has expanded its impact to Europe, where all of our operations reside, as well as our employees, suppliers and customers. While the disruption is currently expected to be temporary, there is considerable uncertainty around the duration of the closings and shelter-in-place orders and the ultimate impact of governmental initiatives. However, the financial impact and duration cannot be reasonably estimated at this time.

Convertible Grid Notes

On April 21, 2020, the Company issued a Convertible Grid Promissory Note (the "Caleca Note") to Thomas J. Caleca ("Caleca"), an existing stockholder of the Company, pursuant to which Caleca agreed to advance to the Company the aggregate principal amount of $125,000 (the "Caleca Aggregate Advance"). The Company also issued to Caleca a common stock purchase warrant (the "Caleca Warrant"), granting Caleca the right to purchase up to 750,000 shares of the Company's common stock at a per share exercise price of $0.80 (subject to adjustment as set forth in the Caleca Warrant).

Also on April 21, 2020, the Company issued a Convertible Grid Promissory Note (the "Brown Note", and together with the Caleca Note, the "Grid Notes") to Andrew Brown ("Brown", and together with Caleca, the "Grid Investors"), an existing stockholder of the Company, pursuant to which Brown agreed to advance to the Company the aggregate principal amount of $125,000 (the "Brown Aggregate Advance", and together with the Caleca Aggregate Advance, the "Aggregate Advance"). The Company also issued to Brown a common stock purchase warrant (the "Brown Warrant", and together with the Caleca Warrant, the "2020 Warrants"), granting Brown the right to purchase up to 750,000 shares of the Company's common stock at a per share exercise price of $0.80 (subject to adjustment as set forth in the Brown Warrant). The 2020 Warrants are exercisable at any time commencing on the eighteen-month anniversary of the issuance of the 2020 Warrants (as may be accelerated pursuant to the terms of the 2020 Warrants) and expiring on the five-year anniversary of the issuance of the 2020 Warrants.

On April 22, 2020, the Grid Investors each made their first cash advance of $25,000 pursuant to the terms of the Grid Notes, for an aggregate cash advance to the Company of $50,000 (the "First Advance"). The Grid Investors shall make additional cash advances to the Company pursuant to the terms of their Grid Notes.

The Grid Notes bear interest on the unpaid balances at a fixed simple rate of twelve percent (12%) per annum (subject to a rate increase if the Company commits an Event of Default (as defined in the Grid Notes)), computed based on a 360-day year of twelve 30-day months, commencing on the date of the respective advance and payable quarterly. The principal amount of the Aggregate Advance, or so much thereof as has been advanced to the Company by the Grid Investors from time to time pursuant to the Grid Notes, will be payable on April 21, 2021 (the "Maturity Date"), unless sooner converted into shares of the Company's common stock pursuant to the terms of the Grid Notes.

The unpaid outstanding principal amount and accrued and unpaid interest under the Grid Notes shall be convertible at any time prior to the Maturity Date at the election of the Grid Investors into such number of shares of the Company's common stock obtained by dividing the amount so converted by $1.00 (the "Conversion Price"). At the Maturity Date, all of the remaining unpaid outstanding principal amount and accrued and unpaid interest (the "Outstanding Balance") under the Grid Notes shall automatically convert into such number of shares of the Company's common stock obtained by dividing the Outstanding Balance by the Conversion Price. The Grid Notes may not be prepaid by the Company in whole or in part without the prior written consent of the respective Grid Investor.

The Grid Notes contain customary events of default, which, if uncured, entitle the Grid Investors to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, their Grid Notes.

NOTE 13 – SUBSEQUENT EVENTS

In accordance with ASC 855 "Subsequent Events," Company management reviewed all material events through the date this report was issued and the following subsequent events took place.

Employee Agreements

On March 25, 2020, effective retroactive to January 30, 2020, the Company entered into an employment agreement with Boris Goldstein pursuant to which Mr. Goldstein received 800,000 options to purchase shares of the Company's common stock. The options vest ratably on a quarterly basis over the following two years.

On March 25, 2020, effective retroactive to January 30, 2020, the Company entered into an employment agreement with Vadim Sakharov pursuant to which Mr. Sakharov will receive an annual salary of $60,000.

Non-Convertible Promissory Note

On February 21, 2020, a third party loaned the Company $20,000, evidenced by a non-convertible promissory note (the "Note").The Note bears interest at a fixed rate of 12% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the Maturity Date. The principal amount and any accrued and unpaid interest due under the Note is payable on July 1, 2020 (the "Maturity Date"). The Note contains customary events of default, which, if uncured, entitle the Lender to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the Note.

Extension of Existing Convertible Promissory Notes

On February 28, 2020, the Company entered into allonges to extend the maturity date of certain existing Convertible Promissory Notes of the Company (each, a "Note"). The Allonge relating to the Note in the principal amount of $130,000, provides for the maturity date thereof to be extended to February 5, 2021, subject to earlier conversion pursuant to the terms of such Note. The Allonge relating to the Note in the principal amount of $100,000, provides for the maturity date thereof to be extended to January 18, 2021, subject to earlier conversion pursuant to the terms of such Note. Other than as set forth in each Allonge, the terms of the Notes remain the same.